Segment Information (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment result - (loss)/profit from operations
Profit/(loss) from operations	¥ (466,236)	¥ 1,320,572	¥ 5,585,112
Net finance income	332,274	362,963	337,412
Share of profit of investments accounted for using the equity method	724,740	972,593	885,597
Profit before income tax	590,778	2,656,128	6,808,121
Petroleum products [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	(2,198,705)	705,469	2,910,063
Resins and plastics [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	1,262,029	401,454	900,440
Intermediate petrochemicals [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	581,597	413,914	1,934,926
Trading of petrochemical products [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	42,039	53,214	104,900
Synthetic fibers [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	(364,211)	(540,280)	(573,503)
Others [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	¥ 211,015	¥ 286,801	¥ 308,286